Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortization expense	$ 596,429	$ 268,714
Carrying Value Limited Partnerships Investment	4,192,530	4,394,959
LimitedPartnership
Tax Credits	698,450	389,911
CFS
Investment in other assets	3,790,493	3,756,994
Income	1,033,499	$ 584,971
Cash distribution, paid	$ 1,000,000